(LOGO)
ZERO GRAVITY
---------------
MUTUAL FUNDS


INTERNET FUND
ANNUAL REPORT
December 31, 2000

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ZERO GRAVITY INTERNET FUND

TABLE OF CONTENTS
------------------------------------------------

Letter to Shareholders.........................1

Schedule of Investments........................5

Statement of Assets and Liabilities............8

Statement of Operations........................9

Statement of Changes in Net Assets............10

Financial Highlights..........................11

Notes to the Financial Statements.............12

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ANNUAL LETTER TO SHAREHOLDERS
------------------------------------------------------------------------------


                                                                January 31, 2001
ZERO GRAVITY INTERNET FUND SHAREHOLDERS:

Charles Dickens succinctly captured the spirit of the equity markets circa 2000 with his immortal phrase "it was the best of times; it was the worst of times." After a spirited run-up in the first quarter, peaking in March 2000, the great expectations of the Nasdaq Composite Index and technology stocks in particular soured significantly for the capital markets for the bulk of 2000. Tech stocks recovered temporarily during the summer but resumed their descent in September. When the dust had settled the Nasdaq Composite Index finished the year off 39% and a numbing -51% from its March peak. To put it bluntly, 2000 was the worst calendar year in Nasdaq history. As seen below, the Zero Gravity Internet Fund was not immune from this stormy climate.

There were a number of factors that contributed to the Fund's relative underperformance. An increasingly tight monetary policy during the year coupled with hints of a slowing economy negatively impacted Internet stocks. A flood of initial public offerings in the first quarter of the year diluted the overall quality of publicly traded Internet stocks. This occurred at a time when investors were more focused on revenue growth. As the year progressed and the economy showed visible signs of slowing, more attention was paid to a company's earnings growth and sustainable profitability. This shift adversely affected Internet and technology companies. In addition, later in the year, numerous high profile companies in sectors like e-advertising, e-marketing, Internet infrastructure, portals, and semiconductors reported earnings disappointments.

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ANNUAL LETTER TO SHAREHOLDERS (CONTINUED)
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                               GROWTH OF $10,000<F1>

             Internet Fund -      Internet Fund -   Nasdaq Composite   Dow Jones
              Without Load          With Load            Index         Internet
                                                                        Index

 5/16/00        10,000                10,000              10,000        10,000
 5/31/00         9,310                 8,775               9,428         8,839
 6/30/00        11,340                10,688              10,996        10,598
 7/31/00        11,170                10,528              10,445         9,784
 8/31/00        13,350                12,582              11,665        11,835
 9/30/00        12,230                11,527              10,187        10,553
 10/31/00       10,190                 9,604               9,347         8,437
 11/30/00        6,630                 6,249               7,208         5,409
 12/31/00        6,640                 6,258               6,857         5,020





        TOTAL RETURNS<F2>               SINCE INCEPTION
                                                5/16/00
                                            TO 12/31/00
                                        ---------------
        Internet Fund                           -33.60%
        Internet Fund (includes
            max 5.75% front-end load)           -37.42%
        Nasdaq Composite Index<F3>              -31.43%
        Dow Jones Internet Index<F4>            -49.80%

<F1>  Graph shows the performance of the Fund with and without the 5.75% front end load.
<F2>  Performance with the sales load reflects the Fund's maximum sales charge imposed on purchases of Class A shares of 5.75%. Performance data quoted is not annualized, represents past performance and does not guarantee future results. The performance data reflects changes in principal value. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's investment adviser is currently reimbursing certain Fund expenses. Absent such reimbursements, the performance cited would be reduced. The Fund charges a redemption fee for shares held less than six months of 1.00%. If this charge were reflected, the performance would be reduced.
<F3>  The Nasdaq Composite Index is an unmanaged, broad based index of over
      5,000 stocks that consists of all Nasdaq domestic and non-U.S. based common stocks listed on the Nasdaq Stock Market. You cannot invest directly in an index.
<F4>  The Dow Jones Internet Index is a modified capitalization-weighted index.
      The index consists of 40 securities and is intended to track performance of companies that are involved in Internet related activities. You cannot invest directly in an index.

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ANNUAL LETTER TO SHAREHOLDERS (CONTINUED)
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Since inception, the Fund focused its investments primarily in B2B, software and broadband companies. We continue to believe that these technology sectors offer promising, long-term growth potential. This explains in part why five of the Fund's top ten holdings as of June 30th also were on the December 31st top ten list. We seek companies with promising long-term fundamental outlooks with the type of management teams and track records capable of surviving or even thriving in tough economic and competitive environments. As the economy continues to slow in early 2001 and digests the Fed's decisions to reduce interest rates in January, we will survey the battered Internet technology landscape and seek to identify leadership companies with promising fundamentals and linchpin technologies that we believe will be crucial in propelling the Internet sector forward.

In the B2B and software sectors, we believe there are some leadership companies that demonstrate very promising growth potential. We are convinced that industry consolidation is at hand and that only the elite companies will gain market share in this highly competitive environment. As a result, we bulked up in the stocks of these strong "tier-one" contenders over the course of the last three months, concentrating our holdings in the type of technology vendors who we think possess the ability to thrive and generate solid profits in good times or bad.

In the Broadband sector, more recently, carriers have been tapping the credit markets as interest rates were slashed twice in January. We see these carriers as representative of the critical part of the telecommunications food chain. This, we believe, translates into brighter prospects for the leading equipment and components companies in our portfolio that need to supply the carriers.

A sector that capitulated to the difficult market environment was e-services. While this sector did not represent a significant part of the Fund in 2000, during the summer we eliminated our small weighting in this area once it became apparent to us that the massive Internet shakeout would seriously affect fundamental demand for e-services companies such as Scient and Viant. With their high dotcom exposure, diminishing pricing power and slackening demand, we saw little hope for recovery for these tactical positions in the Fund.

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ANNUAL LETTER TO SHAREHOLDERS (CONTINUED)
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The Fund ended the year with a higher than usual allocation to cash, measured as a percentage of the Fund's assets. However, for the last five months of the year, the Fund maintained a relatively consistent level of cash in absolute terms. Unfortunately, in a market environment that has been very unfavorable to Internet technology stocks, this cash comprised a relatively large percentage of the Fund as of December 31, 2000. We continue to target appropriate investments for the Fund as the market seems to test new lows almost weekly. In the meantime we feel this cash position is warranted until market conditions change.

Hopefully, 2001 doesn't reference another Dickens title, "Bleak House." The investment team remains committed to identifying major themes in the Internet and investing in companies that we believe have the best potential to take the Internet past its early adopter stage and into the next phase of mass deployment and acceptance. Some of the same factors that led to a difficult market environment in 2000, we feel will become positive forces in 2001. For example, we feel that valuations are becoming more attractive while earnings expectations are becoming more realistic as opposed to the euphoria witnessed in 2000. The macroeconomic slowdown visible in the second half of 2000 has already fueled the first of what we believe could be a series of interest rate reductions by the Fed. We believe that the market will take time to digest the news of the Fed's two interest rate cuts, but that lower interest rates may serve as the key elixir that could jumpstart the equity markets over the next 6-12 months. In addition, we believe it is important to maintain a long-term perspective regarding the Internet, focusing on the forest rather than the trees. We are still in the early stages of the Internet revolution and anticipate the possibility of several more years of compelling growth opportunities as this technology continues to pervade and transform our lives.

Sincerely,

Zero Gravity Investment Team

Zero Gravity Funds are distributed by Sunstone Distribution Services, LLC.

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SCHEDULE OF INVESTMENTS
December 31, 2000
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                                      NUMBER OF
                                        SHARES        VALUE
                                   --------------------------
COMMON STOCKS - 75.12%
ACCESS - 5.08%
Aether Systems, Inc.<F1>                  900   $     35,213
Level 3 Communications, Inc.<F1>          500         16,406
Nextel Communications, Inc.<F1>         4,000         99,000
Openwave Systems, Inc.<F1>              1,300         62,319
                                                 -----------
                                                     212,938
                                                 -----------

B2B - 9.14%
Ariba, Inc.<F1>                         3,300        176,962
Commerce One, Inc.<F1>                  5,120        129,600
i2 Technologies, Inc.<F1>               1,400         76,125
                                                 -----------
                                                     382,687
                                                 -----------

BROADBAND - 25.10%
Applied Micro Circuits Corp.<F1>        1,700        127,580
Avanex Corp.<F1>                          800         47,650
Cisco Systems, Inc.<F1>                   800         30,600
Corning, Inc.                           3,000        158,438
Extreme Networks, Inc.<F1>              2,500         97,812
JDS Uniphase Corp.<F1>                  1,350         56,278
Juniper Networks, Inc.<F1>              1,600        201,700
Redback Networks, Inc.<F1>              2,200         90,200
SDL, Inc.<F1>                             950        140,778
Sycamore Networks, Inc.<F1>             2,700        100,575
                                                 -----------
                                                   1,051,611
                                                 -----------

E-COMMERCE - 1.09%
FreeMarkets, Inc.<F1>                   2,400         45,600
                                                 -----------

<F1> Non-income producing

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SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2000
------------------------------------------------------------

                                      NUMBER OF
                                        SHARES        VALUE
                                    ------------------------
HARDWARE - 6.81%
Broadcom Corp.<F1>                        700   $     58,800
Intel Corp.                             1,500         45,094
Palm, Inc.<F1>                          1,500         42,469
Sun Microsystems, Inc.<F1>              2,400         66,900
Vitesse Semiconductor Corp.<F1>         1,300         71,906
                                                 -----------
                                                     285,169
                                                 -----------

SERVICES - 1.42%
VeriSign, Inc.<F1>                        800         59,350
                                                 -----------

SOFTWARE - 26.48%
Amdocs Ltd.<F1>                           800         53,000
Art Technology Group, Inc.<F1>          1,900         58,069
BroadVision, Inc.<F1>                   3,900         46,069
Business Objects S.A. ADR<F1>           2,000        113,250
E.piphany, Inc.<F1>                     3,150        169,903
Interwoven, Inc.<F1>                    1,500         98,906
Kana Communications, Inc.<F1>           6,050         69,575
Mercury Interactive Corp.<F1>           1,750        157,938
Siebel Systems, Inc.<F1>                  600         40,575
TIBCO Software, Inc.<F1>                1,800         86,287
Vastera, Inc.<F1>                       2,800         44,800
VERITAS Software Corp.<F1>                500         43,750
Vignette Corp.<F1>                      4,300         77,400
WebEx Communications, Inc.<F1>          2,400         50,100
                                                 -----------
                                                   1,109,622
                                                 -----------

TOTAL COMMON STOCKS
(COST $4,663,883)                                  3,146,977
                                                 -----------

<F1> Non-income producing

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SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2000
--------------------------------------------------------------

                                       PRINCIPAL
                                         AMOUNT           VALUE
                                     ----------------------------
SHORT-TERM INVESTMENTS - 25.76%
UMB Bank, n.a. Money Market
  Fiduciary                             $1,079,027     $1,079,027
                                                       ----------

TOTAL SHORT-TERM INVESTMENTS
(COST $1,079,027)                                       1,079,027
                                                       ----------

TOTAL INVESTMENTS - 100.88%
(COST $5,742,910)                                       4,226,004

Liabilities less Other Assets - (0.88)%                  (36,657)
                                                       ----------

NET ASSETS - 100.00%                                   $4,189,347
                                                       ==========
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STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000
---------------------------------------------------------------

ASSETS:
Investments, at value (cost $5,742,910)              $4,226,004
Receivable for investments sold                         119,550
Receivable from Adviser                                  54,364
Interest and dividends receivable                         4,099
Other assets                                             24,085
                                                     ----------

Total Assets                                          4,428,102
                                                     ----------

LIABILITIES:
Payable for investments purchased                       192,469
Accrued advisory fee                                     10,691
Accrued distribution fees                                 7,945
Other accrued expenses                                   27,650
                                                     ----------

Total Liabilities                                       238,755
                                                     ----------

NET ASSETS                                           $4,189,347
                                                     ==========

NET ASSETS CONSIST OF:
Paid-in-capital                                       6,458,941
Accumulated net realized loss on investments          (752,688)
Net unrealized depreciation on investments          (1,516,906)
                                                     ----------

NET ASSETS                                           $4,189,347
                                                     ==========

NET ASSET VALUE PER SHARE
  ($4,189,347 DIVIDED BY 631,035 SHARES OUTSTANDING)      $6.64
                                                          =====

MAXIMUM OFFERING PRICE PER SHARE
  (NET ASSET VALUE, PLUS 6.17% OF NET
   ASSET VALUE OR 5.75% OF OFFERING PRICE)                $7.05
                                                          =====

See Notes to the Financial Statements.

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STATEMENT OF OPERATIONS
For the Period Ended December 31, 2000<F1>
----------------------------------------------------------------

INVESTMENT INCOME:
Interest                                          $      30,272
Dividends (net of withholding tax of $15)                   558
                                                  -------------
                                                         30,830
                                                  -------------
EXPENSES:
Transfer agent fees and expenses                        100,440
Investment advisory fees                                 45,851
Fund accounting and administration fees                  44,110
Trustees' fees and expenses                              31,325
Professional fees                                        30,000
Insurance expenses                                       27,952
Federal and state registration fees                      21,182
Printing and postage expense                             16,250
Distribution fees                                         9,170
Custody fees                                              6,192
Miscellaneous                                             1,817
                                                  -------------

Total expenses before waiver and reimbursement          334,289
Waiver and reimbursement of expenses by Adviser       (260,927)
                                                  -------------

Net expenses                                             73,362
                                                  -------------

Net Investment Loss                                    (42,532)
                                                  -------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments:
  Investment securities                               (751,707)
  Written call options                                   11,457
                                                  -------------
Net realized loss on investments                      (740,250)
Net unrealized depreciation on investments          (1,516,906)
                                                  -------------

Net realized and unrealized loss on investments     (2,257,156)
                                                  -------------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                          $(2,299,688)
                                                   ============

<F1> Commenced operations on May 16, 2000.

See Notes to the Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2000<F1>
-----------------------------------------------------------------

OPERATIONS:
Net investment loss                                $   (42,532)
Net realized loss on investments                      (740,250)
Net unrealized depreciation on investments          (1,516,906)
                                                    -----------
Net decrease in net assets resulting
  from operations                                   (2,299,688)
                                                    -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                             7,106,928
Cost of shares redeemed                               (717,893)
                                                    -----------
Net increase from capital transactions                6,389,035
                                                    -----------

TOTAL INCREASE IN NET ASSETS                          4,089,347

NET ASSETS:
Beginning of period                                     100,000
                                                    -----------

END OF PERIOD                                       $ 4,189,347
                                                    ===========


<F1> Commenced operations on May 16, 2000.

See Notes to the Financial Statements.

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FINANCIAL HIGHLIGHTS
For the Period Ended December 31, 2000<F1>
---------------------------------------------------------------

                                                        CLASS A
                                                        SHARES
                                                      ---------
NET ASSET VALUE, BEGINNING OF PERIOD                     $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss                                      (0.07)
Net realized and unrealized loss
  on investments                                         (3.29)
                                                         ------

Total from investment operations                         (3.36)
                                                         ------

NET ASSET VALUE, END OF PERIOD                           $ 6.64
                                                         ======
TOTAL RETURN<F2>                                       (33.60)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (in 000s)                      $4,189
Ratio of expenses to average net assets<F3><F4>           2.00%
Ratio of net investment loss to average
  net assets<F3><F4>                                    (1.16)%
Portfolio turnover rate                                     63%


<F1> Commenced operations on May 16, 2000.
<F2> Does not reflect sales charge or redemption fee and is not annualized.
<F3> Annualized.
<F4> Net of waiver and reimbursement of expenses by Adviser. Without waiver and reimbursement of expenses, the ratio of expenses to average net assets would have been 9.14%, and the ratio of net investment loss to average net assets would have been (8.30)% for the period ended December 31, 2000.

See Notes to the Financial Statements.

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NOTES TO THE FINANCIAL STATEMENTS
December 31, 2000
------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND REGISTRATION

Zero Gravity Funds (the "Trust") was established on December 22, 1999 as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust currently consists of two series: Zero Gravity Internet Fund and Zero Gravity Net30 Index Fund. The Zero Gravity Internet Fund (the "Fund"), included in this report, is a separate, non-diversified investment portfolio of the Trust. The Fund commenced operations on May 16, 2000. As of December 31, 2000, the Zero Gravity Net30 Index Fund had not yet commenced operations. Effective August 25, 2000, the Trust and Fund had name changes from e-harmon Funds and e-harmon Internet Fund, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

A. USE OF ESTIMATES
-------------------------------------------------------------------------------
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period. Actual results could differ from those estimates.

B. ORGANIZATION AND PREPAID INITIAL REGISTRATION EXPENSES
-------------------------------------------------------------------------------
     Expenses incurred by the Trust in connection with the organization and the initial public offering of shares were expensed as incurred. These expenses were advanced by the Adviser, and the Adviser has agreed to voluntarily reimburse the Fund for these expenses, subject to potential recovery (see Note 3). Prepaid initial registration expenses are deferred and amortized over the period of benefit (not to exceed twelve months).

C. INVESTMENT VALUATION
-------------------------------------------------------------------------------
     Securities (other than short-term instruments) for which market quotations are readily available are valued at the last trade price on the national securities exchange on which such securities are primarily

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2000
-------------------------------------------------------------------------------

     traded. Securities for which there were no transactions on a given day or securities not listed on a national securities exchange generally are valued at the average of the closing bid and asked quotations. Any securities for which market quotations are not readily available are valued at their fair market value as determined in good faith by Zero Gravity Capital Management LLC (the "Adviser") pursuant to guidelines established by the Board of Trustees. Effective July 18, 2000, the Adviser changed its name from e-harmon Capital Management.

D. FEDERAL INCOME TAXES
-------------------------------------------------------------------------------
     The Fund intends to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis. As of December 31, 2000 the Fund had $728,724 of post-October capital losses which are deferred until 2001 for tax purposes.

E. DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------
     Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization of federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, at December 31, 2000, reclassifications were recorded to decrease paid-in-capital by $30,094, to increase accumulated net realized loss on investments by $12,438, and to decrease net investment loss by $42,532.

F. FUTURES AND RELATED OPTIONS
-------------------------------------------------------------------------------
     The Fund may invest in financial futures contracts and related options on equity securities and indices of equity securities to hedge or protect from adverse movements in securities prices. The use of futures contracts and related options may involve additional risks such as the possibility of illiquid markets or imperfect correlation between the value of the

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2000
-------------------------------------------------------------------------------


     contracts and the underlying securities. Futures contracts are marked to market daily and the resultant variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end.

G. OPTIONS
-------------------------------------------------------------------------------
     The Fund may write put or call options. Premiums received by the Fund upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. When an option expires, is exercised, or is closed, the Fund realizes a gain or loss, and the liability is eliminated. The Fund continues to bear the risk of adverse movements in the price of the underlying asset during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received.

H. SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
-------------------------------------------------------------------------------
     Investment security transactions are recorded on a trade date basis. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and discounts.

NOTE 3 - AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. As compensation for its services, the Adviser will receive an investment advisory fee at an annual rate of 1.25% of the average daily net assets of the Fund, which is accrued daily and paid monthly. The Adviser has also agreed to voluntarily pay Fund expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) that exceed 2.00% of average daily net assets of the Fund's Class A shares until May 16, 2001. The Adviser is entitled to recoup amounts waived or reimbursed for a period of up to three years from the date such amounts were reimbursed or waived, to the extent that actual fees and expenses for a period are less than the expense limitation. As of December 31, 2000, $260,927 of

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2000
--------------------------------------------------------------------------------

waived and reimbursed expenses may be recouped by the Adviser through December 31, 2003. The officers and the "interested" trustees of the Trust are also officers and directors of the Adviser.

The Trust has entered into an administration and fund accounting agreement and transfer agent agreement with Sunstone Financial Group, Inc. (the "Administrator" or the "Transfer Agent"). The Administration and Fund Accounting Agreement provides for an annual fee of 0.15%, which decreases as the assets of the Fund reach certain levels, subject to a minimum annual fee of $70,000, plus out-of-pocket expenses. The Transfer Agent Agreement provides for an annual fee per shareholder account, with an annual base fee of $18,000. The Transfer Agent is also paid certain fees related to set-up costs, processing and out-of-pocket expenses.

The Trust has entered into a distribution agreement with Sunstone Distribution Services, LLC (the "Distributor"). Under the Distribution Agreement, the Distributor shall offer shares of the Fund on a continuous basis and may engage in advertising and solicitation activities in connection therewith.

NOTE 4 - SERVICE AND DISTRIBUTION PLAN

The Fund has adopted a Service and Distribution Plan for the Class A shares (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of average daily net assets for Class A shares.

NOTE 5 - SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue an unlimited number of shares of beneficial interest in the Trust with a par value of $0.01 per share. The Fund has three separate classes: Class A, Class B and Class C. Each class of shares has a different combination of sales charges, fees and eligibility requirements. As of December 31, 2000, Class A shares were the only class of shares being offered.

Transactions in shares of the Fund for the period ended December 31, 2000 were as follows:

Shares sold                         685,811
Shares redeemed                    (64,776)
                                   --------
Net Increase                        621,035
                                   ========

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2000
-------------------------------------------------------------------------------

NOTE 6 - INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended December 31, 2000 were as follows:

Purchases                         $8,379,349
Sales                             $2,975,123

There were no purchases or sales of long-term U.S. government securities.

Transactions in call options written for the Fund for the period ended December 31, 2000 were as follows:

                              Number of Contracts       Premiums
                              --------------------     ---------
Options written                        6                $11,457
Options terminated in closing
   purchase transactions              (6)              $(11,457)
Options exercised                      -                   -
Options expired                        -                   -
Options outstanding at 12/31/00        -                   -

The Fund did not write put options for the period ended December 31, 2000.

NOTE 7 - INCOME TAXES

At December 31, 2000, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $5,766,874, were as follows:

Unrealized appreciation                    $    137,133
Unrealized depreciation                    $(1,678,003)
                                          -------------
Net depreciation on investments            $(1,540,870)
                                           ============

--------------------------
ZERO GRAVITY annual report
--------------------------

ZERO GRAVITY INTERNET FUND

REPORT OF INDEPENDENT ACCOUNTANTS
------------------------------------------------------------------------------


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF ZERO GRAVITY FUNDS

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Zero Gravity Internet Fund (a portfolio of Zero Gravity Funds, hereafter referred to as the "Fund") at December 31, 2000, and the results of its operations, the changes in its net assets and its financial highlights for the period May 16, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
January 31, 2001

For information or shareholder questions contact:

MAILING ADDRESS:
---------------------------------------------
Zero Gravity Funds
P.O. Box 1631
Milwaukee, WI  53201-1631

OVERNIGHT DELIVERY ADDRESS:
---------------------------------------------
Zero Gravity Funds
803 W. Michigan Street, Suite A
Milwaukee, WI 53233-2301

WIRING INFORMATION:
---------------------------------------------
Call 1-800-392-6563 for Investor Account
Number and Wiring Instructions

NEW ACCOUNT APPLICATION:
---------------------------------------------
Visit www.zgigroup.com or
call 1-800-392-6563

INVESTOR SERVICES:
---------------------------------------------
e-mail ZeroGravity@4sunstone.com
Call 1-800-392-6563

TELEPHONE TRANSACTIONS:
---------------------------------------------
If you have previously authorized the telephone privilege, you can call 1-800-392-6563 to make share transactions.

VISIT ZERO GRAVITY, INC.' S WEB SITE AT:
---------------------------------------------
http://www.zgigroup.com

You may elect to receive statements,
confirmations and/or regulatory mailings electronically in lieu of paper copies by electing this feature on the Web site.

Additional information about the Fund
can be found in the following documents, available without charge upon request:

ANNUAL REPORT AND SEMI-ANNUAL REPORT
---------------------------------------------
Contain discussions of the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year

These financial statements are submitted for the general information of the shareholders of the Zero Gravity Internet Fund. They are not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus.

CUSIP NUMBERS:
---------------------------------------------
Zero Gravity Internet Fund
Class A 26852R104

DISTRIBUTOR:
---------------------------------------------
Sunstone Distribution Services, LLC


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                           ZERO GRAVITY
                        ------------------
                           MUTUAL FUNDS

ZG-408-1200